Going Concern and Liquidity	12 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Note 2. Going Concern and Liquidity

These financial statements have been prepared on the assumption that the Company is a going concern, which contemplates the realization of its assets and the settlement of its liabilities in the normal course of operations.

We have incurred recurring losses since inception and expect to continue to incur losses as a result of costs and expenses related to our research and continued development of our compounds and our corporate general and administrative expenses. As of June 30, 2019, the Company has an accumulated deficit of approximately $95.0 million, representative of recurring losses since inception. The Company has no sales as it does not have any products in the market and will continue to not have any revenues until it begins to market its products after it has obtained the necessary Federal Drug Administration (the “FDA”) and/ or other health authorities approval. As a result, the Company expects to continue to incur losses over the next 12 months from the date of this filing. Accordingly, the Company’s planned operations, including total budgeted expenditures of approximately $11.5 million for the next twelve months, raise substantial doubt about its ability to continue as a going concern.

At June 30, 2019, the Company’s cash amounted to $0.6 million and current liabilities amounted to $7.3 million, of which $3.7 million were payables to related parties with no immediate payment terms and $2.9 million was payable to one shareholder who is our former director and officer of the Company (see Note 9. Related Party Transactions and Note 10. Convertible Note Payable - Related Party). The Company had expended substantial funds on its clinical trials and expects to continue our spending on research and development expenditures. The Company’s net cash used in operating activities for the years ended June 30, 2019 was approximately $6.3 million, and current projections indicate that the Company will have continued negative cash flows from operating activities for the foreseeable future. Our net losses incurred for the fiscal years ended June 30, 2019 and 2018, amounted to $8.7 million and $16.4 million, respectively, and we had a working capital deficit of approximately $6.7 million and $6.1 million, respectively, at June 30, 2019 and June 30, 2018.

The Company’s primary sources of liquidity are cash and cash equivalents as well as issuances of its equity securities. On October 5, 2018, the Company entered into a Securities Purchase Agreement with one multi-family office for the sale of 2,000 shares of the Company’s newly-created Series B 5% convertible preferred stock for aggregate gross proceeds of approximately $2.0 million. Under the Securities Purchase Agreement, the Company also initially issued to the investors warrants to purchase up to an additional 8,000 shares of preferred stock for an aggregate purchase price of approximately $7.9 million. On May 9, 2019, the Company entered into a warrant restructuring and additional issuance agreement (the “Issuance Agreement”) with the holders of the Series B preferred stock and warrants pursuant to which the Company issued an additional 100 shares of Series B preferred stock and warrants to purchase an additional 2,500 shares of preferred stock, and the holders of the Series B preferred stock and warrants agreed to exercise warrants to purchase up to $2.0 million of Series B preferred stock through November 2019 subject to the conditions set forth in the Issuance Agreement. In addition, the Company agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.

The Company received the proceeds from the exercise of 2,780 warrants of approximately $2.7 million during the period from October 5, 2018 (date of issuance of preferred stock and warrants) to June 30, 2019. As of June 30, 2019, 1,196 shares of preferred stock were outstanding and warrants to purchase 7,720 shares of Series B preferred stock were outstanding. As the Company cannot be certain the remaining warrants will be exercised, there can be no assurance those funds or other funds will be available when needed. See Note 14 - Series B 5% convertible preferred stock.

The amount of cash and cash equivalents on the balance sheet as of the date of this filing is approximately $0.8 million. The Company expects to seek to obtain additional funding through business development activities (i.e. licensing and partnerships) and future equity issuances. There can be no assurance as to the availability or terms upon which such financing and capital might be available. The Company will be unable to proceed with its planned drug development programs, meet its administrative expense requirements, capital costs, or staffing costs without raising additional capital in the future. These financial statements do not include any adjustments related to the carrying values and classifications of assets and liabilities that would be necessary should the Company be unable to continue as a going concern.